Concentration and Risks - Principal Accounting Policies - Schedule of Customers Accounted for More than 10% of Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable | Credit Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	25.90%	21.80%	32.50%